SHARE- BASED COMPENSATION (Details Narrative)	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Sep. 11, 2012 Vellardita Consultants	Sep. 11, 2012 Apogee Consultants	Sep. 11, 2012 Legal Consultants	Sep. 09, 2012 Redchip	Sep. 07, 2012 Suncoast Shareholder
Shares issued for Services	75,000	1,333,333	666,666	1,333,334	275,000	15,500,000